3. SIGNIFICANT ACCOUNTING POLICIES: Other Current Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other current assets	$ 399,050	$ 23,733
Common Stock
Shares to Maxim Group for services, shares	333,334